Particulars of Employees (including Directors)	6 Months Ended
Dec. 31, 2022
Disclosure of additional information [Abstract]
Particulars of Employees (including Directors)	Particulars of Employees (including Directors)

	Six Months Ended December 31
	2022	2021
The average number of staff employed by the group during the period (including directors):
Number of operational staff	11,032	8,825
Number of administrative staff	1,071	879
Number of management staff	8	8
Total	12,111	9,712